Subsequent Events	3 Months Ended	12 Months Ended
	Aug. 31, 2012	May 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

G. Subsequent Events

The Company has evaluated all events and transactions that occurred after the balance sheet and through the date that the financial statements were available to be issued.

As described in Note F above, in September 2012 the Company sold the Additional Patents related to its ProductCenter technology in exchange for approximately $100,000 and a portion of any future Net Proceeds, in the event the Buyer collects monies associated with the Patents and/or the Additional Patents.

L.  SUBSEQUENT EVENTS

The Company has evaluated all events and transactions that occurred after the balance sheet and through the date that these consolidated condensed financial statements were available to be issued.

In June 2012 the Company sold three patents related to its CADRA technology in exchange for approximately $200,000 and a portion of any future net recoveries, in the event the buyer collects monies associated with the patents.